DISPOSAL OF SUBSIDIARIES - FY2025 (Details) - Disposal Group Disposed By Sale - Zhejiang New Materials Co., Ltd. ("Zhejiang New Materials") - CNY (¥) ¥ in Millions		12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
DISPOSAL OF SUBSIDIARIES
Percentage of ownership interest agreed to sell		80.00%
Consideration agreed		¥ 80
Disposal gain	¥ 72
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]	Gain (Loss) on Disposition of Stock in Subsidiary